Goodwill	12 Months Ended
Aug. 31, 2018
Goodwill
Goodwill

11. Goodwill

Goodwill balances as of August 31, 2017 and 2018 were as follows:

RMB
Balance as of August 31, 2016	9,114
Goodwill acquired (Note 4)	49,562

Balance as of August 31, 2017	58,676
Goodwill acquired (Note 4)	313,717
Disposal of subsidiaries	(316)

Balance as of August 31, 2018	372,077
Balance as of August 31, 2018, in US$	54,477

No impairment charges were recorded during the years ended August 31, 2016, 2017 and 2018.